Concentration Disclosure	12 Months Ended
Dec. 31, 2019
Notes
Concentration Disclosure	9. Concentrations

During the year ended December 31, 2019, the Company’s generated 100% of its revenues from three customers (2018 - 100% with three customers). As at December 31, 2019, the Company had 100% of its accounts receivable with three customers (2018 - 100% with three customers).